Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Value Strategies Portfolio
September 30, 2024
VIPVS-NPRT3-1124
1.808798.120
Common Stocks - 99.6%
	Shares	Value ($)
CANADA - 4.2%
Consumer Discretionary - 1.2%
Textiles, Apparel & Luxury Goods - 1.2%
Gildan Activewear Inc	199,300	9,381,077
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Canadian Natural Resources Ltd	380,300	12,628,395
Industrials - 0.7%
Ground Transportation - 0.7%
TFI International Inc (a)	37,300	5,109,117
Materials - 0.6%
Chemicals - 0.6%
Methanex Corp (United States)	117,500	4,857,450
TOTAL CANADA		31,976,039
INDIA - 0.6%
Industrials - 0.6%
Professional Services - 0.6%
WNS Holdings Ltd ADR	90,400	4,764,984
PUERTO RICO - 0.9%
Financials - 0.9%
Banks - 0.9%
Popular Inc	69,300	6,948,711
SPAIN - 0.8%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Cellnex Telecom SA (b)(c)	143,500	5,817,892
SWEDEN - 0.4%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
Autoliv Inc	37,900	3,538,723
SWITZERLAND - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
UBS Group AG	118,950	3,662,595
UNITED STATES - 92.2%
Communication Services - 2.3%
Interactive Media & Services - 0.8%
ZoomInfo Technologies Inc (d)	659,500	6,806,040
Media - 1.5%
Interpublic Group of Cos Inc/The (a)	252,300	7,980,249
Nexstar Media Group Inc	18,600	3,075,510
		11,055,759
TOTAL COMMUNICATION SERVICES		17,861,799

Consumer Discretionary - 8.6%
Automobile Components - 1.0%
Aptiv PLC (d)	109,700	7,899,497
Automobiles - 0.7%
Harley-Davidson Inc	147,700	5,690,881
Distributors - 0.7%
LKQ Corp	133,600	5,333,312
Hotels, Restaurants & Leisure - 0.7%
Hilton Grand Vacations Inc (d)	140,200	5,092,064
Household Durables - 0.9%
Tempur Sealy International Inc	130,700	7,136,220
Leisure Products - 1.5%
BRP Inc Subordinate Voting Shares (a)	73,600	4,380,246
Brunswick Corp/DE	49,500	4,149,090
Topgolf Callaway Brands Corp (d)	228,700	2,511,126
		11,040,462
Specialty Retail - 2.4%
Lithia Motors Inc Class A	25,500	8,099,820
Signet Jewelers Ltd (a)	48,100	4,961,034
Upbound Group Inc	149,200	4,772,908
		17,833,762
Textiles, Apparel & Luxury Goods - 0.7%
PVH Corp	54,400	5,485,152
TOTAL CONSUMER DISCRETIONARY		65,511,350

Consumer Staples - 6.0%
Beverages - 0.8%
Keurig Dr Pepper Inc	164,800	6,176,704
Consumer Staples Distribution & Retail - 1.2%
US Foods Holding Corp (d)	149,000	9,163,500
Food Products - 2.9%
Bunge Global SA	72,000	6,958,080
Darling Ingredients Inc (d)	186,963	6,947,545
Lamb Weston Holdings Inc	122,500	7,930,650
		21,836,275
Personal Care Products - 1.1%
Kenvue Inc	372,900	8,625,177
TOTAL CONSUMER STAPLES		45,801,656

Energy - 4.6%
Energy Equipment & Services - 2.0%
Expro Group Holdings NV (a)(d)	534,900	9,184,233
Tidewater Inc (d)	34,900	2,505,471
Valaris Ltd (d)	65,400	3,646,050
		15,335,754
Oil, Gas & Consumable Fuels - 2.6%
Antero Resources Corp (d)	192,500	5,515,125
Cheniere Energy Inc	32,700	5,880,768
Targa Resources Corp	57,500	8,510,575
		19,906,468
TOTAL ENERGY		35,242,222

Financials - 17.3%
Banks - 3.1%
East West Bancorp Inc	144,993	11,996,721
First Citizens BancShares Inc/NC Class A	6,500	11,966,175
		23,962,896
Capital Markets - 3.0%
Ameriprise Financial Inc	20,300	9,537,143
LPL Financial Holdings Inc	28,000	6,513,640
Raymond James Financial Inc	57,700	7,065,942
		23,116,725
Consumer Finance - 2.0%
OneMain Holdings Inc	154,500	7,272,315
PROG Holdings Inc	85,371	4,139,640
SLM Corp	171,900	3,931,353
		15,343,308
Financial Services - 5.6%
Apollo Global Management Inc	83,400	10,417,494
Global Payments Inc	115,700	11,849,994
NCR Atleos Corp	207,800	5,928,534
PennyMac Financial Services Inc	43,600	4,969,092
WEX Inc (a)(d)	42,300	8,871,579
		42,036,693
Insurance - 3.6%
American Financial Group Inc/OH	58,900	7,927,940
Assurant Inc	25,200	5,011,272
Reinsurance Group of America Inc	32,205	7,016,503
Travelers Cos Inc/The	32,300	7,562,076
		27,517,791
TOTAL FINANCIALS		131,977,413

Health Care - 6.3%
Health Care Equipment & Supplies - 0.7%
Teleflex Inc	20,400	5,045,328
Health Care Providers & Services - 4.6%
AdaptHealth Corp (d)	366,900	4,120,287
Centene Corp (d)	128,200	9,650,896
Cigna Group/The	24,800	8,591,712
CVS Health Corp	193,800	12,186,144
		34,549,039
Life Sciences Tools & Services - 0.5%
Fortrea Holdings Inc (d)	199,400	3,988,000
Pharmaceuticals - 0.5%
Jazz Pharmaceuticals PLC (d)	37,300	4,155,593
TOTAL HEALTH CARE		47,737,960

Industrials - 18.4%
Air Freight & Logistics - 0.7%
FedEx Corp	20,200	5,528,336
Building Products - 1.9%
AZZ Inc	48,200	3,981,802
Builders FirstSource Inc (d)	52,600	10,197,036
		14,178,838
Commercial Services & Supplies - 1.6%
Brink's Co/The	55,000	6,360,200
Vestis Corp	377,000	5,617,300
		11,977,500
Construction & Engineering - 1.4%
Fluor Corp (d)	115,000	5,486,650
MDU Resources Group Inc	183,700	5,035,217
		10,521,867
Electrical Equipment - 2.1%
Regal Rexnord Corp	50,500	8,376,940
Sensata Technologies Holding PLC	204,100	7,319,026
		15,695,966
Ground Transportation - 2.0%
Ryder System Inc	27,300	3,980,340
U-Haul Holding Co Class N	104,000	7,488,000
XPO Inc (d)	37,300	4,010,123
		15,478,463
Machinery - 5.7%
Allison Transmission Holdings Inc	80,200	7,704,814
Atmus Filtration Technologies Inc	196,000	7,355,880
Barnes Group Inc	84,200	3,402,522
Chart Industries Inc (a)(d)	29,400	3,649,716
CNH Industrial NV Class A	517,400	5,743,140
Gates Industrial Corp PLC (d)	459,700	8,067,735
Timken Co/The	85,000	7,164,650
		43,088,457
Professional Services - 0.4%
ManpowerGroup Inc	52,000	3,823,040
Trading Companies & Distributors - 2.6%
GMS Inc (d)	70,500	6,385,185
Herc Holdings Inc (a)	37,100	5,914,853
Wesco International Inc	44,400	7,458,312
		19,758,350
TOTAL INDUSTRIALS		140,050,817

Information Technology - 6.5%
Communications Equipment - 2.4%
Ciena Corp (d)	98,000	6,035,820
Lumentum Holdings Inc (d)	187,500	11,883,750
		17,919,570
Electronic Equipment, Instruments & Components - 1.7%
Flex Ltd (d)	198,800	6,645,884
Jabil Inc	54,000	6,470,820
		13,116,704
IT Services - 0.7%
GoDaddy Inc Class A (d)	35,100	5,502,978
Semiconductors & Semiconductor Equipment - 0.9%
ON Semiconductor Corp (d)	96,800	7,028,648
Software - 0.8%
NCR Voyix Corp (a)(d)	427,600	5,802,532
TOTAL INFORMATION TECHNOLOGY		49,370,432

Materials - 7.1%
Chemicals - 2.1%
Chemours Co/The	289,200	5,876,544
Olin Corp	129,101	6,194,266
Westlake Corp	24,300	3,652,047
		15,722,857
Containers & Packaging - 3.7%
Berry Global Group Inc	81,400	5,533,572
Graphic Packaging Holding CO	163,700	4,843,883
International Paper Co	130,200	6,360,270
O-I Glass Inc (d)	384,300	5,042,016
Smurfit WestRock PLC	133,100	6,577,802
		28,357,543
Metals & Mining - 0.7%
Constellium SE (d)	315,800	5,134,908
Paper & Forest Products - 0.6%
Louisiana-Pacific Corp	42,900	4,610,034
TOTAL MATERIALS		53,825,342

Real Estate - 6.9%
Health Care REITs - 2.7%
Ventas Inc	191,200	12,261,656
Welltower Inc	66,100	8,462,783
		20,724,439
Industrial REITs - 1.9%
EastGroup Properties Inc	32,900	6,146,378
Prologis Inc	67,947	8,580,347
		14,726,725
Residential REITs - 1.3%
Camden Property Trust	41,700	5,151,201
Sun Communities Inc	32,800	4,432,920
		9,584,121
Specialized REITs - 1.0%
Extra Space Storage Inc	42,900	7,730,151
TOTAL REAL ESTATE		52,765,436

Utilities - 8.2%
Electric Utilities - 4.8%
American Electric Power Co Inc	59,700	6,125,220
Constellation Energy Corp	29,233	7,601,165
Edison International	127,000	11,060,430
PG&E Corp	596,200	11,786,874
		36,573,689
Independent Power and Renewable Electricity Producers - 2.8%
AES Corp/The	486,800	9,765,208
Vistra Corp	96,700	11,462,818
		21,228,026
Multi-Utilities - 0.6%
Sempra	55,600	4,649,828
TOTAL UTILITIES		62,451,543

TOTAL UNITED STATES		702,595,970
TOTAL COMMON STOCKS (Cost $583,573,284)		759,304,914

Money Market Funds - 4.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.89	3,429,638	3,430,324
Fidelity Securities Lending Cash Central Fund (e)(f)	4.89	32,891,746	32,895,035
TOTAL MONEY MARKET FUNDS (Cost $36,325,358)			36,325,359

TOTAL INVESTMENT IN SECURITIES - 104.4% (Cost $619,898,642)	795,630,273
NET OTHER ASSETS (LIABILITIES) - (4.4)%	(33,617,369)
NET ASSETS - 100.0%	762,012,904

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $5,817,892 or 0.8% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,817,892 or 0.8% of net assets.

(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	2,784,486	117,660,642	117,014,538	198,364	(266)	-	3,430,324	0.0%
Fidelity Securities Lending Cash Central Fund	16,579,892	200,945,808	184,630,665	160,430	-	-	32,895,035	0.1%
Total	19,364,378	318,606,450	301,645,203	358,794	(266)	-	36,325,359

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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